SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Properties:
Current and deferred income tax expense	CAD 13,418	CAD 47,625
Canada
Investment Properties:
Current and deferred income tax expense	CAD 0